Income Taxes - Provision for Income Taxes (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of income tax [Abstract]
Loss before income taxes	$ (33,122,888)	$ (16,489,183)	$ (15,475,353)
Statutory Canadian corporate tax rate	26.50%	27.00%	27.00%
Anticipated tax recovery	$ (8,777,565)	$ (4,452,079)	$ (4,178,345)
Foreign jurisdiction tax rate difference	3,088,811	3,312,963	2,899,190
Employee share based compensation	389,591	382,275	156,250
Change in fair value of warrant derivative	3,341,334	0	0
Impact of Alberta rate change	3,758,175	0	0
Adjustment to opening tax pools	11,973	(238,222)	162,162
Other permanent differences	149,294	(35,912)	53,039
Change in deferred tax benefits deemed not probable to be recovered	(1,961,613)	1,579,017	1,051,725
Current income taxes	0	548,042	144,021
Adjustment in respect to prior periods	0	0	(2,523)
Net current tax expense	$ 0	$ 548,042	$ 141,498